                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-7193

                   (Investment Company Act File Number)

                       Federated Institutional Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 7/31/03

            Date of Reporting Period: Six months ended 7/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

(formerly, Federated Government Ultrashort Fund)

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES OF FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.99	$1.99	$1.98	$1.99	$2.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.12	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.00)[1]	0.01	(0.01)	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.05	0.13	0.11	0.09

Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.12)	(0.12)	(0.10)
Distributions from net realized gain on investments	--	--	--	--	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.03)	(0.05)	(0.12)	(0.12)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.98	$1.99

Total Return[2]	1.50%	2.69%	6.57%	5.58%	4.87%

Ratios to Average Net Assets:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.53%	2.53%	5.88%	5.93%	5.20%

Expense waiver/reimbursement[3]	0.26%	0.29%	0.35%	0.34%	0.36%

Supplemental Data:
Net assets, end of period (000 omitted)	$641,571	$755,418	$157,938	$122,038	$186,362

Portfolio turnover	85%	73%	101%	132%	278%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.99	$1.99	$1.98	$1.98
Income From Investment Operations:
Net investment income	0.03	0.05	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.00)[2]	0.01	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.05	0.12	0.10

Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.11)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.98

Total Return[3]	1.40%	2.59%	6.46%	5.07%

Ratios to Average Net Assets:
Expenses	0.35%	0.35%	0.35%	0.35%[4]

Net investment income	1.41%	2.40%	5.45%	6.06%[4]

Expense waiver/reimbursement[5]	0.41%	0.44%	0.50%	0.51%[4]

Supplemental Data:
Net assets, end of period (000 omitted)	$338,455	$295,802	$46,710	$12,256

Portfolio turnover	85%	73%	101%	132%

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

This report covers the one-year performance period from August 1, 2002 through July 31, 2003.

During the fiscal year ended July 31, 2003, Federated Government Ultrashort Duration Fund's Institutional Shares and Institutional Service Shares produced a total return of 1.50% and 1.40%, respectively.1 The Merrill Lynch Six-Month Treasury Bill Index,2 the fund's benchmark, returned 1.61% during the same period. Net asset value was unchanged at $1.99 for all Share classes during the reporting period. The fund's current 30-day SEC yield for Institutional Shares and Institutional Service Shares was 1.18% and 1.08%, respectively, as of July 31, 2003.3

Early in the reporting period, the robust prepayment environment for the fund's mortgage backed securities (MBS) holdings resulted in a fund duration4 shorter than that of its benchmark, but increased income from the agency and MBS sectors helped to offset the duration difference.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available by visiting www.federatedinvestors.com or by calling 1-800-341-7400.

2 The Merrill Lynch Six-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities. The index is produced by Merrill Lynch & Co, Inc. Investments cannot be made directly into an index.

3 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

As 2002 drew to a close, we increased our allocation to MBS, which included boosting the fund's exposure to monthly adjustable collateralized mortgage obligations, because the sector offered favorable values relative to traditional money market alternatives. The fund maintained a yield that was attractive to comparable money market fund alternatives5 and above those found in the Treasury sector.

For the first quarter of 2003, the fund was more defensively positioned due to expectations of an eventual rise in interest rates, with about half of portfolio assets invested in short-duration floating rate products -- either in adjustable collateralized mortgage obligations or direct government agency floating rate securities.

As the second quarter of 2003 began, our MBS allocation remained at about 45% of portfolio assets. Investments displaying deteriorating prepayment fundamentals were sold over the period in favor of those with more prepayment protection. Higher coupon, 30-year pass-throughs were sold in favor of higher yielding, lower coupon 15-year mortgages.

The mortgage prepayment environment had a negative impact on fund performance for much of the fiscal year because of shortening durations and cash reinvestment at lower yields, although the additional yield offered in the MBS sector helped to offset this effect. However, the fund's shorter duration and more defensive positioning proved to be beneficial in July, as the fund was able to maintain a $1.99 net asset value for all Shares classes in spite of the considerable rise in interest rates across the yield curve.

5 Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

GROWTH OF $25,000 INVESTMENT--INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Government Ultrashort Duration Fund (Institutional Shares) (the "Fund") from July 10, 1997 (start of performance) to July 31, 2003, compared to the Merrill Lynch Six-Month Treasury Bill Index (ML6MT).2

Average Annual Total Returns for the Period Ended 7/31/2003
1 Year	1.50%
5 Years	4.22%
Start of Performance (7/10/1997)	4.51%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index traking 6-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Investments cannot be made directly into an index.

GROWTH OF $25,000 INVESTMENT--INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Government Ultrashort Duration Fund (Institutional Service Shares) (the "Fund") from September 30, 1999 (start of performance) to July 31, 2003, compared to the Merrill Lynch Six-Month Treasury Bill Index (ML6MT).2

Average Annual Total Returns for the Period Ended 7/31/2003
1 Year	1.40%
Start of Performance (9/30/1999)	4.03%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking 6-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Investments cannot be made directly into an index.

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--8.5%
		Federal Home Loan Mortgage Corp. ARM--2.1%
$5,090,651		3.640%, 9/1/2028	$5,262,410
4,277,343		3.650%, 7/1/2027	4,431,071
2,565,426		3.704%, 2/1/2029	2,644,800
8,163,481		3.958%, 9/1/2025	8,499,000

		TOTAL	20,837,281

		Federal National Mortgage Association ARM--6.4%
7,887,097		2.451%, 9/1/2027	8,128,600
11,177,786		2.490%, 6/1/2027	11,485,287
3,917,981		2.575%, 6/1/2032	4,025,764
19,821,823		2.593%, 6/1/2027	20,441,453
15,093,855		3.830%, 4/1/2024	15,496,559
3,187,911		3.921%, 5/1/2028	3,295,471

		TOTAL	62,873,134

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $83,468,501)	83,710,415

		COLLATERALIZED MORTGAGE OBLIGATIONS--32.2%
		Federal Home Loan Mortgage Corp. Structured Pass Through--1.0%
10,000,000		1.582%, 9/15/2008	9,950,000

		Federal Home Loan Mortgage Corp. REMIC--13.8%
132,013		Series 2158-F, 1.456%, 11/15/2026	132,107
9,680,320		Series 2543-EF, 1.456%, 12/15/2032	9,681,385
15,030,072		Series 2145-F, 1.506%, 4/15/2029	15,024,511
1,282,865		Series 2333-FJ, 1.506%, 6/15/2026	1,284,084
5,208,592		Series 2525-FA, 1.506%, 12/15/2031	5,212,802
21,796,829		Series 2534-MF, 1.506%, 9/15/2030	21,851,103
3,601,909		Series 2395-FT, 1.556%, 12/15/2031	3,612,246
2,761,010		Series 2396-FM, 1.556%, 12/15/2031	2,769,983
23,375,939		Series 2516-GF, 1.556%, 7/15/2030	23,402,796
10,961,327		Series 2359-FA, 1.606%, 2/15/2029	11,007,145
10,100,288		Series 2451-FB, 1.656%, 3/15/2032	10,133,921
938,115		Series 2452-FG, 1.656%, 3/15/2032	942,149
2,121,951		Series 2191-MF, 1.701%, 12/17/2027	2,134,449
6,991,589		Series 2396-FL, 1.706%, 12/15/2031	7,031,022
5,317,223		Series 2417-FX, 1.707%, 5/15/2029	5,358,219
281,818		Series 1611-QC, 1.825%, 11/15/2023	282,075
2,287,169		Series 1640-FA, 1.925%, 12/15/2008	2,308,417
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp. REMIC--continued
$2,554,294		Series 1146-E, 2.175%, 9/15/2021	$2,603,796
2,866,583		Series 2481-M, 5.500%, 1/15/2015	2,914,741
7,681,680		Series 1465-G, 7.000%, 12/15/2007	7,932,026

		TOTAL	135,618,977

		Federal National Mortgage Association-REMIC--14.1%
9,902,464		Series 2003-67-TF, 1.500%, 8/25/2017	9,927,121
2,778,971		Series 2001-20-FE, 1.301%, 4/17/2031	2,771,635
10,308,817		Series 2002-50-FH, 1.500%, 12/25/2029	10,264,422
9,473,286		Series 2002-58-LF, 1.500%, 1/25/2029	9,486,262
5,394,765		Series 1998-22-FA, 1.501%, 4/18/2028	5,404,206
7,480,728		Series 2001-46-F, 1.501%, 9/18/2031	7,487,236
8,595,904		Series 2002-53-FP, 1.550%, 8/25/2030	8,628,482
7,771,033		Series 2002-74-FV, 1.550%, 11/25/2032	7,775,851
13,974,847		Series 2002-82-FK, 1.550%, 10/25/2031	13,992,702
2,403,870		Series 2001-34-FL, 1.600%, 8/25/2031	2,413,368
41,836,088		Series 2002-52-FG, 1.600%, 9/25/2032	42,038,156
3,313,881		Series 2001-68-FD, 1.600%, 12/25/2031	3,328,694
860,291		Series 2002-39-FB, 1.651%, 3/18/2032	864,214
9,057,404		Series 2001-71-FS, 1.700%, 11/25/2031	9,092,344
1,078,434		Series 1993-220-FA, 1.725%, 11/25/2013	1,085,606
3,903,398		Series 2002-59-A, 5.500%, 1/25/2014	3,968,078
207,456		Series 1999-26-LA, 6.250%, 7/25/2016	207,873

		TOTAL	138,736,250

		Government National Mortgage Association REMIC--3.3%
4,419,490		Series 2002-30-FW, 1.450%, 8/20/2027	4,419,108
1,021,918		Series 2002-13-FC, 1.453%, 9/16/2028	1,023,093
9,444,230		Series 2002-51-FA, 1.500%, 5/20/2032	9,455,941
12,223,803		Series 2002-92-EF, 1.500%, 2/20/2029	12,249,695
3,652,522		Series 2001-21-FB, 1.503%, 1/16/2027	3,663,370
1,369,094		Series 1999-43-FA, 1.553%, 11/16/2029	1,369,984
914,817		Series 2000-12-FQ, 1.753%, 6/16/2029	918,247

		TOTAL	33,099,438

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $316,971,647)	317,404,665

		GOVERNMENT AGENCIES--29.7%
		Federal Farm Credit System Floating Rate Note--1.0%
10,000,000		1.270%, 6/24/2004	10,001,220

Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Bank System Floating Rate Note--4.1%
$5,000,000		0.885%, 9/19/2003	$5,001,300
15,000,000		0.930%, 9/20/2004	14,960,700
10,000,000		0.970%, 7/6/2004	10,002,880
10,000,000		0.990%, 9/2/2003	10,002,900

		TOTAL	39,967,780

		Federal Home Loan Bank System--2.4%
2,500,000		2.105%, 8/11/2003	2,501,550
18,000,000		2.500%, 11/14/2003	18,082,080
3,000,000		3.125%, 11/14/2003	3,019,020

		TOTAL	23,602,650

		Federal Home Loan Mortgage Corp. Discount Notes--5.0%[1]
49,000,000		1.070% - 1.240%, 8/14/2003 - 11/21/2003	48,917,330

		Federal Home Loan Mortgage Corp. Note--0.2%
2,000,000		2.920%, 11/14/2003	2,010,060

		Federal National Mortgage Association Discount Notes--11.4%[1]
112,000,000		0.000% - 1.235%, 8/6/2003 - 1/14/2004	111,926,820

		Federal National Mortgage Association Floating Rate Note--3.5%
10,000,000		0.868%, 3/22/2004	10,002,100
5,000,000		0.950%, 9/19/2003	5,001,350
10,000,000		0.985%, 10/28/2004	10,006,100
10,000,000		0.990%, 1/3/2005	10,006,000

		TOTAL	35,015,550

		Federal National Mortgage Association Note--0.1%
1,000,000		3.125%, 11/15/2003	1,006,400

		Student Loan Marketing Association Floating Rate Note--2.0%
20,000,000		0.940%, 10/27/2003	20,007,000

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $292,162,154)	292,454,810

		MORTGAGE BACKED SECURITIES--5.3%
		Federal Home Loan Mortgage Corp--0.5%
4,806,644		5.000%, 4/1/2018	4,806,644

		Federal National Mortgage Association--4.8%
24,432,367		5.000%, 5/1/2018	24,409,400
12,652,400		5.500%, 10/1/2017 - 3/1/2018	12,885,710
9,999,720		7.500%, 1/1/2032 - 9/1/2032	10,602,803

		TOTAL	47,897,913

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $54,171,056)	52,704,557

Principal Amount			Value
		REPURCHASE AGREEMENTS--27.8%
$10,000,000	[2]	Interest in $190,000,000 joint repurchase agreement with Bank of America LLC, 1.050% dated 7/28/2003, to be repurchased at $10,020,125 on 10/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	$10,000,000
40,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of America LLC, 1.140% dated 7/31/2003, to be repurchased at $40,001,267 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2033	40,000,000
33,872,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070% dated 7/31/2003, to be repurchased at $33,873,007 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	33,872,000
45,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.140% dated 7/31/2003, to be repurchased at $45,001,425 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2033	45,000,000
35,000,000		Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.130% dated 7/31/2003, to be repurchased at $35,001,099 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2033	35,000,000
40,000,000		Interest in $685,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.140% dated 7/31/2003, to be repurchased at $40,001,267 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2033	40,000,000
25,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030% dated 7/14/2003, to be repurchased at $25,025,750 on 8/19/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	25,000,000
45,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130% dated 7/31/2003, to be repurchased at $45,001,413 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	45,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	273,872,000

		TOTAL INVESTMENTS--103.5% (IDENTIFIED COST $1,020,645,358)[3]	1,020,146,447

		OTHER ASSETS AND LIABILITIES - NET--(3.5)%	(34,183,941)

		TOTAL NET ASSETS--100%	$985,962,506

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 The cost of investments for federal tax purposes amounts to $1,020,645,358.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities	$746,274,447
Investments in repurchase agreements	273,872,000

Total investments in securities, at value (identified cost $1,020,645,358)		$1,020,146,447
Cash		971
Income receivable		1,628,956
Receivable for shares sold		1,295,446
Prepaid expenses		13,550

TOTAL ASSETS		1,023,085,370

Liabilities:
Payable for investments purchased	14,968,950
Payable for shares redeemed	21,561,877
Payable for portfolio accounting fees (Note 5)	15,143
Payable for distribution services fee (Note 5)	928
Payable for shareholder services fee (Note 5)	30,594
Income distribution payable	545,372

TOTAL LIABILITIES		37,122,864

Net assets for 496,335,145 shares outstanding		$985,962,506

Net Assets Consist of:
Paid in capital		$988,814,152
Net unrealized depreciation of investments		(498,911)
Accumulated net realized loss on investments		(2,585,337)
Undistributed net investment income		232,602

TOTAL NET ASSETS		$985,962,506

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$641,571,056 ÷ 323,057,974 shares outstanding		$1.99

Institutional Service Shares:
$338,455,364 ÷ 170,291,474 shares outstanding		$1.99

Class A Shares:
Net asset value per share ($5,936,086 ÷ 2,985,697 shares outstanding)		$1.99

Offering price per share (100/98.00 of $1.99)[1]		$2.03

Redemption proceeds per share		$1.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest (including income on securities loaned of $238)			$21,407,067

Expenses:
Investment adviser fee (Note 5)		$4,812,765
Administrative personnel and services fee (Note 5)		904,800
Custodian fees		73,117
Transfer and dividend disbursing agent fees and expenses (Note 5)		110,783
Directors'/Trustees' fees		14,354
Auditing fees		16,155
Legal fees		4,718
Portfolio accounting fees (Note 5)		157,313
Distribution services fee--Class A Shares (Note 5)		3,974
Shareholder services fee--Institutional Service Shares (Note 5)		987,918
Shareholder services fee--Class A Shares (Note 5)		3,974
Share registration costs		107,437
Printing and postage		22,622
Insurance premiums		2,721
Miscellaneous		20,647

TOTAL EXPENSES		7,243,298

Waivers (Note 5):
Waiver of investment adviser fee	$(3,127,695)
Waiver of transfer and dividend disbursing agent fees and expenses	(52,840)
Waiver of distribution services fee--Class A Shares	(795)
Waiver of shareholder services fee--Institutional Service Shares	(592,751)

TOTAL WAIVERS		(3,774,081)

Net expenses			3,469,217

Net investment income			17,937,850

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(824,106)
Net change in unrealized appreciation of investments			(1,770,442)

Net realized and unrealized loss on investments			(2,594,548)

Change in net assets resulting from operations			$15,343,302

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,937,850	$14,002,579
Net realized gain (loss) on investments	(824,106)	79,587
Net change in unrealized appreciation/depreciation of investments	(1,770,442)	445,170

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,343,302	14,527,336

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,251,236)	(10,619,440)
Institutional Service Shares	(5,472,067)	(3,321,565)
Class A Shares	(11,256)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,734,559)	(13,941,005)

Share Transactions:
Proceeds from sale of shares	2,523,455,775	1,650,518,066
Net asset value of shares issued to shareholders in payment of distributions declared	7,214,305	6,711,470
Cost of shares redeemed	(2,593,535,976)	(811,243,681)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(62,865,896)	845,985,855

Change in net assets	(65,257,153)	846,572,186

Net Assets:
Beginning of period	1,051,219,659	204,647,473

End of period (including undistributed net investment income of $232,602 and $29,311, respectively)	$985,962,506	$1,051,219,659

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income. Effective March 3, 2003, the Fund changed its name from Federated Government Ultrashort Fund to Federated Government Ultrashort Duration Fund.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. Class A Shares start of performance was March 6, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2003, there were no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended July 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	989,258,262	$1,968,623,942	621,704,733	$1,237,192,419
Shares issued to shareholders in payment of distributions declared	2,811,450	5,594,785	2,739,518	5,451,642
Shares redeemed	(1,048,438,810)	(2,086,393,232)	(324,364,633)	(645,485,619)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(56,369,098)	$(112,174,505)	300,079,618	$597,158,442

Year Ended July 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	275,561,188	$548,366,764	207,701,330	$413,325,647
Shares issued to shareholders in payment of distributions declared	808,519	1,608,954	633,080	1,259,828
Shares redeemed	(254,577,208)	(506,608,644)	(83,295,508)	(165,758,062)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	21,792,499	$43,367,074	125,038,902	$248,827,413

Period Ended July 31	2003[1]
Class A Shares:	Shares	Amount
Shares sold	3,248,779	$6,465,069	--	--
Shares issued to shareholders in payment of distributions declared	5,310	10,566	--	--
Shares redeemed	(268,392)	(534,100)	--	--

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,985,697	$5,941,535	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(31,590,902)	$(62,865,896)	425,118,520	$845,985,855

1 For the period from March 6, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$17,734,559	$13,941,005

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$777,974

Unrealized depreciation	(498,911)

Capital loss carryforward	1,761,231

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets.

At July 31, 2003, the cost of investments for federal tax purposes amounts to $1,020,645,358. The net unrealized depreciation of investments for federal tax purposes was $498,911. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,411,134 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,910,045.

At July 31, 2003, the Fund had a capital loss carryforward of $1,761,231, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund or any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,347,337

2009	$ 413,894

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2003, for federal income tax purposes, post October losses of $824,106 were deferred to August 1, 2003.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class A Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Class A Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2003, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2003, the Fund's Institutional Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2003, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Ultrashort Duration Fund (formerly, Federated Government Ultrashort Fund) (the "Fund," one of the portfolios constituting the Federated Institutional Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of the Federated Institutional Trust, as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and TRUSTEE Began serving: June 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: July 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: June 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: October 2002

Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998

Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00352-03 (9/03)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                           (insert name and title)

Date        September 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        September 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003